TRADE RECEIVABLES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
TRADE RECEIVABLES AND OTHER CURRENT ASSETS

5.	TRADE RECEIVABLES AND OTHER CURRENT ASSETS

The breakdown of the items presented under this heading at June 30,2022 and December 31, 2021 is as follows:

	06/30/2022	12/31/2021
Trade receivables:
Other receivables from the Codere Group companies (Note 11)	3,816	3,318
Impairment of trade receivables	(102)	(34)
Other current assets:
Current tax asset (VAT)	2,244	1,523
Prepayments	1,068	739
Other receivables	139	316
Total	7,165	5,862

Other receivables from the Codere Group companies mainly include balances to be paid by Latin American (“Latam”) retail companies from Codere Group amounting to €3,178 thousand as of June 30, 2022 and amounting to €2,405 thousand as of December 31, 2021.

The carrying amounts of the Group’s trade receivables and other current assets are denominated in the following currencies:

Currency	06/30/2022	12/31/2021
COP	3,303	1,337
EUR	2,096	2,139
MXN	810	1,734
GIP	206	-
PAN	297	-
ILS	242	150
ARS	211	290
USD	-	212
Total	7,165	5,862

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above. The Group does not hold any collateral as security.

The movement in the allowance for impairment of accounts receivable as of June 30, 2022 and December 31, 2021 is as follows:

Expected credit loss as of 12/31/2020	101
Additions	-
Reversal	(95)
Expected credit loss as of 06/30/2021	6

Expected credit loss as of 12/31/2021	34
Additions	68
Reversal	-
Expected credit loss as of 06/30/2022	102

8.	TRADE RECEIVABLES AND OTHER CURRENT ASSETS

The breakdown of the items presented under this heading at December 31, 2021 and 2020 is as follows:

	12/31/2021	12/31/2020
Trade receivables:
Other receivables from the Codere Group companies (Note 14)	3,318	936
Impairment of trade receivables	(34)	(101)
Other current assets:
Current tax asset (VAT)	1,523	319
Prepayments	739	254
Other receivables	316	238
Total	5,862	1,646

Other receivables from the Codere Group companies mainly include balances to be paid by Latin American (“Latam”) retail companies from Codere Group amounting to €2,405 thousand as of December 31, 2021.

The carrying amounts of the Group’s trade receivables and other current assets are denominated in the following currencies:

Currency	12/31/2021	12/31/2020
EUR	2,139	1,584
GIP	-	3
ILS	150	59
ARS	290	-
USD	212	-
MXN	1,734	-
COP	1,337	-
Total	5,862	1,646

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above. The Group does not hold any collateral as security.

The movement in the allowance for impairment of trade receivables as of December 31, 2021, 2020 and 2019 is as follows:

Expected credit loss as of 01/01/2019	53
Additions	-
Reversal	(23)
Expected credit loss as of 12/31/2019	30
Additions	71
Reversal	-
Expected credit loss as of 12/31/2020	101
Additions	-
Reversal	(67)
Expected credit loss as of 12/31/2021	34